Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series
Statement of Investments, August 31, 2013 (unaudited) *(continued)*

	Shares	Value
Total Investments before Short Term Investments (Cost $17,067,224)		17,183,655
Short Term Investments (Cost $911,253) 5.1%		
Money Market Funds 5.1%		
[a,b] Institutional Fiduciary Trust Money Market Portfolio	911,253	911,253
Total Investments (Cost $17,978,477) 100.7%		18,094,908
Other Assets, less Liabilities (0.7)%		(118,505)
Net Assets 100.0%		$ 17,976,403

[*] The principal amount is stated in U.S. dollars unless otherwise indicated.
[a] See Note 4 regarding investments in Underlying Funds.
[b] Non-income producing.
[c] Redemption price at maturity is adjusted for inflation.
[d] Principal amount is stated in 100 Unidad de Inversion Units.
[e] Principal amount of security is adjusted for inflation.

ABBREVIATIONS

Currency

MXN - Mexican Peso

Selected Portfolio

ETF - Exchange Traded Fund

Franklin Templeton Fund Allocator Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of fourteen funds (Funds). The Franklin Templeton Multi-Asset Real Return Fund (Fund) is included in this report. The Fund invests primarily in Franklin Templeton mutual funds (Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

## 3. INCOME TAXES

At August 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

| | |
|---|---|
| Cost of investments | $ 18,041,304 |
| Unrealized appreciation | $ 504,375 |
| Unrealized depreciation | (450,771) |
| Net unrealized appreciation (depreciation) | $ 53,604 |

## 4. INVESTMENTS IN UNDERLYING FUNDS

The Fund, which is managed by Franklin Advisers, Inc. (Advisers), invests primarily in the Underlying Funds which are managed by Advisers or its affiliates. The Fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the three months ended August 31, 2013, were as follows:

| Underlying Funds | Number of Shares Held at Beginning of Period | Gross Additions | Gross Reductions | Number of Shares Held at End of Period | Value at End of Period | Investment Income | Realized Capital Gain (Loss) | % of Underlying Fund Shares Outstanding Held at End of Period |
|---|---|---|---|---|---|---|---|---|
| **Franklin Templeton Multi-Asset Real Return Fund** | | | | | | | | |
| Franklin Adjustable U.S. Government Securities Fund, Advisor Class | 44,757 | 24,342 | 8,513 | 60,586 | $ 528,920 | $ 2,243 | $ (170) | 0.02% |
| Franklin DynaTech Fund, Class R6 | 5,629 | 802 | - | 6,431 | 256,024 | - | - | 0.02% |
| Franklin Floating Rate Daily Access Fund, Class R6 | 99,166 | 42,617 | - | 141,783 | 1,300,148 | 12,284 | - | 0.03% |
| Franklin Global Real Estate Fund, Class R6 | 47,333 | 1,169 | - | 48,502 | 367,162 | - | - | 0.24% |
| Franklin Gold and Precious Metals Fund, Class R6 | 3,538 | - | 3,538 | - | - * | - | (44,008) | - |
| Franklin Growth Opportunities Fund, Class R6 | 12,944 | 1,745 | - | 14,689 | 396,311 | - | - | 0.07% |
| Franklin High Income Fund, Class R6 | 138,115 | 91,062 | - | 229,177 | 489,812 | 6,369 | - | 0.01% |
| Franklin International Small Cap Growth Fund, Class R6 | 51,114 | 8,264 | - | 59,378 | 1,194,886 | - | - | 8.21% |
| Franklin Low Duration Total Return Fund, Class R6 | 44,845 | 43,563 | - | 88,408 | 895,578 | 4,889 | - | 0.06% |
| Franklin MicroCap Value Fund, Class R6 | 11,721 | 8,236 | - | 19,957 | 768,965 | - | - | 0.15% |
| Franklin Natural Resources Fund, Advisor Class | 8,078 | 163 | - | 8,241 | 227,656 | - | - | 0.03% |
| Franklin Pelagos Commodities Strategy Fund | 185,857 | 21,005 | - | 206,862 | 1,930,026 | - | - | 1.86% |
| Franklin Pelagos Managed Futures Strategy Fund | 49,872 | - | - | 49,872 | 405,457 | - | - | 3.41% |
| Franklin Rising Dividends Fund, Class R6 | 9,504 | 179 | 2,761 | 6,922 | 304,826 | - | 8,549 | - [b] |
| Franklin Small Cap Growth Fund, Class R6 | - | 19,056 | - | 19,056 | 329,096 | - | - | 0.04% |
| Franklin Strategic Income Fund, Class R6 | 82,181 | 11,317 | - | 93,498 | 968,766 | 10,866 | - | 0.01% |
| Franklin Templeton Emerging Market Debt Opportunities Fund | 69,602 | 839 | 26,523 | 43,918 | 519,544 | - | (12,732) | 0.09% |
| Franklin U.S. Government Securities Fund, Class R6 | 92,912 | 2,161 | 30,240 | 64,833 | 420,765 | 2,637 | (8,826) | - [b] |
| Franklin Utilities Fund, Class R6 | 29,145 | 781 | 3,376 | 26,550 | 369,488 | 3,562 | (796) | 0.01% |
| Institutional Fiduciary Trust Money Market Portfolio | 1,199,161 | 1,617,863 | 1,905,771 | 911,253 | 911,253 | - | - | 0.01% |
| Mutual Shares Fund, Class R6 | 23,381 | 454 | 4,710 | 19,105 | 496,061 | - | 7,176 | - [b] |
| Templeton China World Fund, Class R6 | 3,902 | - | 3,902 | - | - * | - | (12,037) | - |
| Templeton Developing Markets Trust, Class R6 | 9,399 | 3,064 | - | 12,463 | 264,844 | - | - | 0.01% |
| Templeton Foreign Fund, Class R6 | 14,188 | 12,436 | - | 26,624 | 202,076 | - | - | - [b] |
| Templeton Frontier Markets Fund, Class R6 | 50,203 | 7,989 | - | 58,192 | 977,041 | - | - | 0.07% |
| Templeton Global Total Return Fund, Class R6 | 113,273 | 10,597 | 18,487 | 105,383 | 1,368,819 | 13,396 | (7,558) | 0.02% |
| Total | | | | | $ 15,891,314 | $ 58,245 | $ (70,399) | |

* As of August 31, 2013, no longer held by the fund.

[b] Rounds to less than 0.01%.

## 5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.